Nonexempt Party-In-Interest Transactions (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, 401(K) Plan
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Participant contribution, remitted to trustee, subsequent to required remittance period	$ 2,602,701